Retirement Class HNHYX
Institutional Class HYFAX
Administrative Class HYFRX
Investor Class HYFIX
Harbor High-Yield Bond Fund

Supplement to Summary Prospectus dated March 1, 2020
December 18, 2020
Effective March 1, 2021, all redemption fees applicable to investments in the Fund will be removed.
Investors Should Retain This Supplement For Future Reference
S1220.SP.HYB